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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [X]; Amendment Number: 1

This Amendment (Check only one.): [ ] is a restatement.
                                  [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Knight Capital Group, Inc
Address: 545 Washington Blvd
         Jersey City, N.J. 07310

Form 13F File Number: 28-13543

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Thomas M. Merritt
Title: Deputy General Counsel
Phone  201-557-6949

Signature, Place, and Date of Signing:


Thomas M. Merritt                       Jersey City, NJ 07310   2/9/11
-------------------------------------   ---------------------   -------
[Signature]                                 [City, State]        [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                                    FORM 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               3
Form 13F Information Table Entry Total:       1959
Form 13F Information Table Value Total:  2,154,076
                                        -----------
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.   Form 13F File Number   Name
---   --------------------   ----
01    28-13544               Knight Equity Markets LP
02    28-13545               Knight Capital Markets LLC
03    28-13903               Astor Asset Management LLC
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                           FORM 13F INFORMATION TABLE

          COLUMN 1           COLUMN 2  COLUMN 3 COLUMN 4     COLUMN 5      COLUMN 6  COLUMN 7      COLUMN 8
---------------------------- -------- --------- -------- ---------------- ---------- -------- ---------------------
                                                                                                 VOTING AUTHORITY
           NAME OF           TITLE OF             VALUE  SHRS OR SH/ PUT/ INVESTMENT   OTHER  ---------------------
           ISSUER              CLASS    CUSIP   [x$1000] PRN AMT PRN CALL DISCRETION MANAGERS  SOLE  SHARED  NONE
---------------------------- -------- --------- -------- ------- --- ---- ---------- -------- ------ ------ -------
CONSUMER DISCRETIONARY SELT  COM      81369Y407    22824  610100 SH         Defined         3  25633         584467
GREENHAVEN CONTINUOUS CMDTY  COM      395258106    29198  886136 SH         Defined         3  35564         850572
ISHARES BARCLAYS 1-3 YEAR TR COM      464287457      643    7654 SH         Defined         3                  7654
ISHARES BARCLAYS AGGREGATE   COM      464287226    35453  335250 SH         Defined         3  15305         319945
ISHARES DJ US REAL ESTATE    COM      464287739    22203  396773 SH         Defined         3  16895         379878
ISHARES DJ US TELECOMMUNICAT COM      464287713    23097  988299 SH         Defined         3  42466         945833
ISHARES IBOXX H/Y CORP BOND  COM      464288513    34148  378202 SH         Defined         3  17424         360778
ISHARES IBOXX INV GR CORP BD COM      464287242    34466  317839 SH         Defined         3  14414         303425
ISHARES MSCI EMERGING MKT IN COM      464287234    39146  821673 SH         Defined         3  34207         787465
ISHARES RUSSELL 2000         COM      464287655    38368  490394 SH         Defined         3  21380         469015
MARKET VECTORS AGRIBUSINESS  COM      57060U605    37273  696172 SH         Defined         3  30467         665705
POWERSHARES DB GOLD FUND     COM      73936B606      745   14861 SH         Defined         3  14861
SPDR BARCLAYS CAPITAL 1-3 MO COM      78464A680   132571 2891417 SH         Defined         3 125449        2765968
SPDR GOLD TRUST              COM      78463V107    21935  158121 SH         Defined         3   1926         156195
SPDR S&P DIVIDEND ETF        COM      78464A763    85674 1648204 SH         Defined         3  74685        1573519
SPDR S&P PHARMACEUTICALS ETF COM      78464A722    36594  793970 SH         Defined         3  34005         759965
WISDOMTREE DEFA FUND         COM      97717W703      272    5747 SH         Defined         3                  5747
WISDOMTREE DREYFUS EMER CURR COM      97717W133    28178 1249006 SH         Defined         3  57607        1191399
WISDOMTREE EARNINGS 500 FUND COM      97717W588      298    6875 SH         Defined         3                  6875
WISDOMTREE MIDCAP EARNINGS   COM      97717W570      342    6332 SH         Defined         3                  6332
WISDOMTREE SMALLCAP EARNINGS COM      97717W562      350    6739 SH         Defined         3                  6739